Financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Disclosure Of Leverage Ratio
The leverage ratio at end of following reporting periods was as follows:

As of December 31,	2023	2022	2021

Debt	$915,186,754	$930,499,586	$933,533,216
Cash, cash equivalents and restricted cash	(501,166,136)	(139,147,085)	(452,821,132)
Net debt	414,020,618	791,352,501	480,712,084

Equity	2,486,968,425	1,639,787,828	1,453,652,407

Net debt to equity ratio	17%	48%	33%

Disclosure of financial risk management
The carrying amounts of the Entity’s foreign currency denominated monetary assets and monetary liabilities at the end of the reporting period as well as the relevant exchange rates are as follows:

	December 31, 2023	December 31, 2022	December 31, 2021
Exchange rates:
Mexican pesos per US dollar at the end of the period	16.8935	19.3615	20.5835
Mexican pesos per US dollar average during the year	17.7576	20.1249	20.2818

Monetary assets:
Mexican pesos	$120,056,104	$229,361,977	$249,437,217
US dollars	21,161	263,033	1,486,635

Monetary liabilities:
Mexican pesos	$14,408,011	$260,708,893	$195,227,796
US dollars	30,777,579	30,979,579	33,081,624

Disclosure of maturity analysis for non-derivative financial liabilities
Scheduled maturities and periodic amortization of long-term debt are as follows:

2025	49,856,047
2026	165,520,823
2027	98,852,717
2028	105,000,000
2029	70,000,000
Thereafter	365,000,000
Less: direct issuance cost	(8,655,835)

Total long-term debt	$845,573,752
The maturity of the long-term, its current portion and the accrued interest at December 31, 2023, 2022 and 2021 is as follows:

December 31, 2023	Weighted average interest rate %	1 to 3 months	3 months to 1 year	1 to 4 years	5 or more years	Total

Long-term debt		$1,143,783	$67,306,362	$420,392,444	$435,000,000	$923,842,589
Accrued interest	4.98%	17,523,667	20,701,788	118,441,437	29,034,658	185,701,550

		$18,667,450	$88,008,150	$538,833,881	$464,034,658	$1,109,544,139

December 31, 2022	Weighted average interest rate %	1 to 3 months	3 months to 1 year	1 to 4 years	5 or more years	Total

Long-term debt		$1,183,062	$3,444,093	$501,005,191	$435,000,000	$940,632,346
Accrued interest	4.98%	17,700,067	21,144,641	143,645,742	46,594,158	229,084,608

		$18,883,129	$24,588,734	$644,650,933	$481,594,158	$1,169,716,954

December 31, 2021	Weighted average interest rate %	1 to 3 months	3 months to 1 year	1 to 4 years	5 or more years	Total

Long-term debt		$702,749	$2,177,843	$290,278,136	$650,354,209	$943,512,937
Accrued interest	4.98%	6,635,998	35,791,636	153,899,886	73,591,722	269,919,242

		$7,338,747	$37,969,479	$444,178,022	$723,945,931	$1,213,432,179